Trade and Other Payables (Schedule Of Accounts Payable and Accrued Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2017	[1]
Trade and other payables [abstract]
Trade accounts payable	$ 3,952	$ 4,612
Accrued payroll and related compensation	2,292	2,645
Supplier accruals	2,584	2,126
Accrued professional fees	206	224
Other	34	129
Total trade and other current payables	$ 9,068	$ 9,736	[1]	$ 7,235

[1]	Restated (Note 5)